ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund III L.P. (the “Partnership” or “Fund”) was formed under the laws of the State of Delaware on September 19, 1991, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which were organized to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated apartment complexes which qualified for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes also qualified for the Historic Rehabilitation Tax Credit for their rehabilitation of a certified historic structure and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the fund is Boston Capital Associates III L.P. and the limited partner is BCTC III Assignor Corp. (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective January 24, 1992, which covered the offering (the “Public Offering”) of the Fund’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Fund originally registered 20,000,000 BACs at $10 per BAC for sale to the public in one or more series. An additional 2,000,000 BACs at $10 per BAC were registered for sale to the public in one or more series on September 4, 1994. BACs sold in bulk were offered to investors at a reduced cost per BAC.

The BACs issued in each series at March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	3,870,500	3,870,500
Series 16	5,429,402	5,429,402
Series 17	5,000,000	5,000,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,996,102	21,996,102

In accordance with the limited partnership agreements, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses of the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the fund’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the partnership recorded a valuation allowance as follows:

	2012	2011
Series 15	$36,759	$36,759
Series 16	8,318	8,318
Series 17	60,785	173,285
Series 18	62,536	62,536
Series 19	25,120	25,120
	$193,518	$306,018

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the future net undiscounted cash flows expected to be generated by the operating limited partnerships including the low-income housing tax credits and the residual value upon sale or disposition of the equity interest in the operating limited partnerships.  If the investment is considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the investment exceeds the fair value of such investment. During the years ended March 31, 2012 and 2011, the Fund did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records income and losses from the operating limited partnerships on a calendar year basis which is not materially different from income and losses generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

The Fund records certain acquisition costs as an increase in its investment in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Fund. These differences are shown as reconciling items in note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at their acquisition dates of three months or less.

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee partnership unit is calculated based upon the number of units outstanding during the year. The number of units in each series at March 31, 2012 and 2011 are as follows:

	2012	2011
Series 15	3,869,900	3,870,500
Series 16	5,427,102	5,427,602
Series 17	4,999,000	5,000,000
Series 18	3,616,200	3,616,200
Series 19	4,080,000	4,080,000
	21,992,202	21,994,302

Recent Accounting Pronouncements

In June 2009, the FASB issued an amendment to the accounting and disclosure requirements for the consolidation of VIEs. The amended guidance modifies the consolidation model to one based on control and economics, and replaces the current quantitative primary beneficiary analysis with a qualitative analysis. The primary beneficiary of a VIE will be the entity that has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party will be required to consolidate the VIE. Further, the amended guidance requires continual reconsideration of the primary beneficiary of a VIE and adds an additional reconsideration event for determination of whether an entity is a VIE. Additionally, the amendment requires enhanced and expanded disclosures around VIEs. This amendment is effective for fiscal years beginning after November 15, 2009. The adoption of this guidance on April 1, 2010 did not have a material effect on the Fund’s financial statements.